Finance Receivables and Operating Leases (Components of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Total minimum lease payments receivable	¥ 351,198	¥ 361,686
Unguaranteed residual values	12,661	15,055
Executory costs	(2,112)	(2,216)
Unearned income	(31,007)	(32,286)
Financing Receivable, Gross, Total	330,740	342,239
Less allowance for credit losses	(2,675)	(2,681)	¥ (2,325)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	328,065	339,558
Less current portion	(111,629)	(120,186)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	216,436	219,372
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	¥ 328,065	¥ 339,558